Consolidated Balance Sheets - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents		$ 6,692,557	$ 3,117,740
Accounts receivable, net of allowance for doubtful accounts $49,963 and $201,647, respectively		1,767,804	1,633,550
Other receivables		38,701	83,053
Prepaid expenses		235,642	299,666
Prepaid income tax		3,620
Total Current Assets		8,738,324	5,134,009
Property and Equipment, net		21,302	34,067
Other Assets
Deferred tax assets		135,471	217,402
Total Other Assets		135,471	217,402
Total Assets		8,895,097	5,385,478
Current liabilities:
Accounts payable and accrued liabilities		575,087	473,685
VAT and other taxes payable		137,695	124,799
Total current liabilities		712,782	598,484
Total liabilities		712,782	598,484
Equity:
Ordinary shares: 50,000,000 shares authorized, par value: $0.001 per share, 11,621,459 and 10,380,000 shares issued as of December 31, 2018 and 2017, respectively	[1]	11,621	10,380
Additional paid in capital		6,664,295	2,562,057
Statutory reserve		232,542	232,542
Retained earnings		1,526,110	2,042,081
Accumulated other comprehensive loss		(229,587)	(60,066)
Total MDJM Ltd stockholders' equity		8,204,981	4,786,994
Noncontrolling interest		(22,666)
Total Equity		8,182,315	4,786,994
Total liabilities and Equity		$ 8,895,097	$ 5,385,478

[1]	The shares are presented on a retroactive basis to reflect the founder shares issuance. See Note 8.